Share-based compensation	12 Months Ended
Dec. 31, 2019
Share-based Payment Arrangement, Noncash Expense [Abstract]
Share-based compensation
14.	Share-based compensation:

(a)	Stock options:
Under the terms of the Company’s incentive stock option plan (the “Plan”), the Company may grant options to directors, executive officers, employees and consultants of the Company. The Plan provides for granting of options at the fair market value of the Company’s common shares at the grant date. Options generally vest over periods of up to four years with an expiry term of five years and generally vest in equal amounts at the end of each month. The maximum number of shares available for issue under the Plan is a rolling number equal to a maximum of 12.5% of the issued common shares outstanding at the time of grant. The maximum number of stock options issuable to insiders under the Plan is restricted to 10% of the issued and outstanding common shares of the Company.
Details of the stock option transactions for the years ended December 31, 2019, 2018 and 2017 are summarized as follows:

	Number	Weighted average exercise price (CAD$)	Weighted average remaining contractual life (years)	Aggregate intrinsic value (CAD$)
Outstanding as at December 31, 2016	2,001,557	5.82	2.72	1,110
Options granted	1,242,500	4.16
Options exercised	(324,000)	2.16
Options forfeited	(20,000)	5.10
Options expired	(8,000)	1.70
Outstanding as at December 31, 2017	2,892,057	5.52	3.07	69
Options granted	1,082,000	2.76
Options exercised	(267,000)	1.66
Options forfeited	(30,183)	7.27
Options expired	(157,000)	4.88
Outstanding as at December 31, 2018	3,519,874	5.04	3.07	820
Options granted	1,615,000	4.97
Options exercised	(62,500)	4.01
Options forfeited	(1,000)	4.49
Options expired	(375,174)	7.30
Outstanding as at December 31, 2019	4,696,200	4.81	2.67	-
Exercisable as at December 31, 2019	3,350,514	4.86	2.11	-
The outstanding options expire at various dates ranging from March 26, 2020 to June 25, 2024.
At December 31, 2019, stock options to executive officers and directors, employees and consultants were outstanding as follows:

	Options outstanding			Options exercisable
Range of exercise prices (CAD$)	Number	Weighted average remaining contractual life (years)	Weighted average exercise price (CAD$)	Number	Weighted average exercise price (CAD$)

$2.49 to $3.25	1,085,000	2.51	2.54	880,804	2.55
$3.26 to $4.03	842,500	1.69	4.00	821,644	4.00
$4.04 to $6.26	2,353,500	3.47	5.23	1,232,866	5.34
$6.27 to $12.68	415,200	0.52	10.02	415,200	10.02
	4,696,200	2.67	4.81	3,350,514	4.86
A summary of the Company’s
non-vested
stock option activity and related information for the year ended December 31, 2019 is as follows:

Non-vested options	Number of options	Weighted average grant-date fair value (U.S.$)

Non-vested at December 31, 2018	1,204,223	1.22
Granted	1,615,000	1.78
Forfeited	(820)	1.78
Vested	(1,472,717)	1.42
Non-vested at December 31, 2019	1,345,686	1.68
At December 31, 2019, there was $1,133 (December 31, 2018 - $536) of total unrecognized compensation cost related to non-vested
stock options. That cost is expected to be recognized over a weighted average period of 1.3 years (December 31, 2018 - 1.1 years).
The aggregate intrinsic value of stock options exercised during the year ended December 31, 2019 was $69 (2018 - $68; 2017 - $495).
The aggregate fair value of vested options during the year ended December 31, 2019 was $2,087 (2018 - $1,394; 2017 - $1,729).

For the year ended December 31, 2019, $2,269 was recorded as stock-based compensation expense with $15 being recorded as a recovery against liability and $2,284 being recorded against additional paid-in
capital (2018 - $1,408 was recorded as stock-based compensation expense with $25 being recorded against liability and $1,383 being recorded against additional paid-in
capital; 2017 - $1,663 was recorded as stock-based compensation expense with $158 being recorded as a recovery against liability and $1,821 being recorded against additional paid-in
capital).
The weighted average fair value of stock options granted during the year ended December 31, 2019 was $1.78 (2018 - $1.03; 2017 - $1.53). The estimated fair value of the stock options granted was determined using the Black-Scholes option pricing model with the following weighted-average assumptions:

	December 31, 2019	December 31, 2018	December 31, 2017

Dividend yield	-	-	-
Expected volatility	71.6%	62.1%	63.7%
Risk-free interest rate	2.1%	2.2%	1.2%
Expected average life of the options	3.9 years	4.0 years	3.8 years
Estimated forfeiture rate	-	-	-
There is no dividend yield as the Company has not paid, and does not plan to pay, dividends on its common shares. The expected volatility is based on the historical share price volatility of the Company’s daily share closing prices over a period equal to the expected life of each option grant. The risk-free interest rate is based on yields from Canadian government bond yields with a term equal to the expected term of the options being valued. The expected life of options represents the period of time that the options are expected to be outstanding based on the contractual term of the options and on historical data of option holder exercise and post-vesting employment termination history. Forfeitures are estimated at the time of grant and, if necessary, management revises that estimate if actual forfeitures differ and adjusts stock-based compensation expense accordingly.

(b)	Restricted share unit plan:
The Company’s treasury-based Restricted Share Unit Plan (the “RSU Plan”) provides long-term incentives to certain executives and other key employees and to support the objective of employee share ownership through the granting of restricted share units (“RSUs”). There is no exercise price and no monetary payment is required from the employees to the Company upon grant of the RSUs or upon the subsequent issuance of shares to settle the award. The vested RSUs may be settled through the issuance of common shares from treasury, by the delivery of common shares purchased on the open market, in cash or in any combination of the foregoing, at the option of the Company. Vesting of RSUs is conditional upon the expiry of a time-based vesting period. The duration of the vesting period and other vesting terms applicable to the grant of the RSUs are determined at the time of the grant. Generally, RSUs vest annually over three years, in equal amounts, on the anniversary date of the date of grant.
Details of RSU transactions for the years ended December 31, 2019, 2018 and 2017 are summarized as follows:

	Number	Weighted average grant date fair value (USD$)	Weighted average remaining contractual life (years)	Aggregate intrinsic value (USD$)
Outstanding as at December 31, 2016	119,703	$6.95	1.71	$334
RSUs granted	52,962	3.46		194
RSUs vested	(57,003)	7.59		174
RSUs forfeited	(18,706)	6.21
Outstanding as at December 31, 2017	96,956	$4.83	1.68	$147
RSUs granted	69,872	2.43		160
RSUs vested	(95,622)	4.73		202
RSUs forfeited	(22,718)	2.58
Outstanding as at December 31, 2018	48,488	$2.63	2.50	$119
RSUs granted	115,251	3.42		397
RSUs vested	(30,568)	2.30		79
RSUs forfeited	(10,040)	3.10
Outstanding as at December 31, 2019	123,131	$3.41	2.06	$51
At December 31, 2019, there was $225 (December 31, 2018 - $76) of total unrecognized compensation cost related to non-vested
RSUs. That cost is expected to be recognized over a weighted average period of 2.1 years (December 31, 2018 - 2.4 years).

RSUs are valued at the market price of the underlying securities on the grant date and the compensation expense, based on the estimated number of awards expected to vest, is recognized on a straight-line basis over the three-year vesting period. On May 10, 2018, in connection with the closing of the Arrangement Agreement, 69,877 RSUs vested immediately and were settled in cash. For the year ended December 31, 2018, stock-based compensation expense in connection with the accelerated vesting of these RSUs of $175 was recorded in selling, general and administration expense.
For the year ended December 31, 2019, stock-based compensation expense related to RSUs of $155 (2018 - $270; 2017 - $402) was recorded in selling, general and administration expense and recorded against additional paid-in
capital.